Prudential MoneyMart Assets, Inc.

Gateway Center Three, 4th floor
100 Mulberry Street

Newark, New Jersey 07102

September 26, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	497(j) Filing for Prudential MoneyMart Assets, Inc.

Registration numbers 333-112406
and 811-02619

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 25, 2014.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary